Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 177	$ 0	$ 3	$ 586,355	$ (121,794)	$ 0	$ 464,741
Beginning balance, shares at Dec. 31, 2020	17,741,008	22,822	250,000
Issuance of Restricted Stock Units (Note 10)	$ 0	$ 0	$ 0	1,704	0	0	1,704
Issuance of Restricted Stock Units (Note 10)	45,313
Issuance of Class A common shares, net of offering costs	$ 55	0	0	67,703	0	0	67,758
Issuance of Class A common shares, net of offering costs	5,541,959
Conversion of Stock, Shares Issued	12,955,188
Conversion of Series C Preferred shares to Class A common shares (Note 9)	$ 130	0	(3)	(127)	0	0	0
Net Income for the period	0	0	$ 0	0	5,643	0	5,643
Conversion of Series C Preferred shares to Class A common shares (Note 9)			(250,000)
Series B Preferred Shares dividend (Note 9)	0	0	$ 0	0	(1,484)	0	(1,484)
Issuance of Series B Preferred shares, net of offering costs	0	$ 0	0	10,696	0	0	10,696
Issuance of Series B Preferred Shares, net of offering costs, shares		4,356,000
Ending balance, value at Mar. 31, 2021	$ 362	$ 0	$ 0	666,331	(117,635)	0	549,058
Ending balance, shares at Mar. 31, 2021	36,283,468	27,178
Beginning balance, value at Dec. 31, 2020	$ 177	$ 0	$ 3	586,355	(121,794)	0	464,741
Beginning balance, shares at Dec. 31, 2020	17,741,008	22,822	250,000
Ending balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	698,463	13,498	227	712,553
Ending balance, shares at Dec. 31, 2021	36,464,109	43,592
Beginning balance, value at Mar. 31, 2021	$ 362	$ 0	$ 0	666,331	(117,635)	0	549,058
Beginning balance, shares at Mar. 31, 2021	36,283,468	27,178
Issuance of Restricted Stock Units (Note 10)	$ 0	$ 0	$ 0	150	0	0	150
Issuance of Class A common shares, net of offering costs	0	0	0	(209)	0	0	(209)
Net Income for the period	0	0	0	0	32,076	0	32,076
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,011)	0	(2,011)
Issuance of Series B Preferred shares, net of offering costs	0	$ 0	0	23,649	0	0	23,649
Issuance of Series B Preferred Shares, net of offering costs, shares		9,594,000
Class A common shares dividend (Note 9)	0	$ 0	0	0	(9,347)	0	(9,347)
Ending balance, value at Jun. 30, 2021	$ 362			689,921	(96,917)		593,366
Ending balance, shares at Jun. 30, 2021	36,283,468	36,772
Beginning balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	698,463	13,498	227	712,553
Beginning balance, shares at Dec. 31, 2021	36,464,109	43,592
Issuance of Restricted Stock Units (Note 10)	$ 4	$ 0	$ 0	1,050	0	0	1,054
Issuance of Restricted Stock Units (Note 10)	447,283
Net Income for the period	$ 0	0	0	0	72,566	0	72,566
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	0	(9,257)	0	(9,257)
Other comprehensive income	0	0	0	0	0	17,283	17,283
Ending balance, value at Mar. 31, 2022	$ 369	$ 0	$ 0	699,513	74,423	17,510	791,815
Ending balance, shares at Mar. 31, 2022	36,911,392	43,592
Beginning balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	698,463	13,498	227	712,553
Beginning balance, shares at Dec. 31, 2021	36,464,109	43,592
Ending balance, value at Jun. 30, 2022	$ 367	$ 0	$ 0	695,641	115,118	23,270	834,396
Ending balance, shares at Jun. 30, 2022	36,726,708	43,592
Beginning balance, value at Mar. 31, 2022	$ 369	$ 0	$ 0	699,513	74,423	17,510	791,815
Beginning balance, shares at Mar. 31, 2022	36,911,392	43,592
Issuance of Restricted Stock Units (Note 10)	$ 0	$ 0	$ 0	1,051	0	0	1,051
Net Income for the period	0	0	0	0	56,915	0	56,915
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	0	(13,836)	0	(13,836)
Other comprehensive income	0	0	0	0	0	5,760	5,760
Cancellation of Class A common shares	$ (2)	0	0	(4,923)	0	0	(4,925)
Cancellation of Class A common shares	(184,684)
Ending balance, value at Jun. 30, 2022	$ 367	$ 0	$ 0	$ 695,641	$ 115,118	$ 23,270	$ 834,396
Ending balance, shares at Jun. 30, 2022	36,726,708	43,592